Pensions and Post Retirement Benefits	12 Months Ended
Dec. 31, 2019
Pension And Post Retirement Benefits [Abstract]
Pensions and Post Retirement Benefits
Pensions and Post Retirement Benefits
The funded status of the company's defined benefit pension and post retirement plans at December 31 were as follows:

	Defined benefit pension plans		Defined benefit post retirement plans
	2019	2018	2019	2018
Benefit obligation	(789.4)	(803.7)	(125.4)	(112.3)
Fair value of plan assets	605.8	726.9	—	—
Funded status of plans - deficit	(183.6)	(76.8)	(125.4)	(112.3)
Impact of asset ceiling	0.3	—	—	—
Net accrued liability(1)	(183.3)	(76.8)	(125.4)	(112.3)

Weighted average assumptions used to determine benefit obligations:
Discount rate	3.0%	3.6%	3.3%	4.2%
Rate of compensation increase	2.6%	2.7%	3.6%	3.6%
Health care cost trend	—	—	4.5%	4.6%

(1)
The defined benefit pension plan net accrued liability at December 31, 2019 of $183.3 (December 31, 2018 - $76.8) was comprised of pension surpluses of $51.9 and pension deficits of $235.2 (December 31, 2018 - $64.0 and $140.8). See notes 13 and 14.

Pension and post retirement benefit expenses recognized in the consolidated statement of earnings for the years ended December 31 were as follows:

	2019	2018
Defined benefit pension plan expense	18.8	26.8
Defined contribution pension plan expense	53.1	50.3
Defined benefit post retirement plan expense	8.4	9.7
	80.3	86.8

Pre-tax actuarial net gains (losses) recognized in the consolidated statement of comprehensive income for the years ended December 31 were comprised as follows:

	2019	2018
Defined benefit pension plans
Actuarial net gains (losses) on plan assets and change in asset ceiling	18.8	(69.2)
Actuarial net gains (losses) on benefit obligations	(109.9)	74.1
	(91.1)	4.9
Defined benefit post retirement plans - actuarial net gains (losses) on benefit obligations	(8.0)	7.3
	(99.1)	12.2

During 2019 the company contributed $36.8 (2018 - $28.8) to its defined benefit pension and post retirement plans, and expects to contribute $19.3 in 2020.